COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

CLASS A (IRFAX), CLASS C (IRFCX), CLASS F (IRFFX), CLASS I (IRFIX),

CLASS R (IRFRX) AND CLASS Z (IRFZX) SHARES

Supplement dated September 18, 2023 to

Summary Prospectus and Prospectus dated May 1, 2023

Statement of Additional Information dated September 1, 2023

Effective January 1, 2024, Jason Yablon will be added as a portfolio manager of Cohen & Steers International Realty Fund, Inc. (the “Fund”). Rogier Quirijns, William Leung, Ji Zhang and Jon Cheigh will continue to serve as portfolio managers of the Fund. As of July 31, 2023, Jason Yablon did not beneficially own any equity securities of the Fund.

Accordingly, the section titled “Investment Management—Portfolio Managers” of the Fund’s Summary Prospectus and Prospectus is hereby replaced in its entirety with the following:

The Fund’s portfolio managers are:

Rogier Quirijns—Senior Vice President of the Advisor. Mr. Quirijns has been a portfolio manager of the Fund since 2012.

William Leung—Senior Vice President of the Advisor. Mr. Leung has been a portfolio manager of the Fund since 2012.

Ji Zhang—Senior Vice President of the Advisor. Ms. Zhang has been a portfolio manager of the Fund since 2021.

Jon Cheigh—Chief Investment Officer and Executive Vice President of the Advisor. Mr. Cheigh has been a portfolio manager of the Fund since 2012.

Jason Yablon—Executive Vice President of the Advisor. Mr. Yablon has been a portfolio manager of the Fund since 2024.

In addition, the section titled “Management of the Fund—Portfolio Managers” of the Fund’s Prospectus is hereby replaced in its entirety with the following:

The Fund’s portfolio managers are:

Rogier Quirijns—Mr. Quirijns joined the Advisor in 2008 and currently serves as Senior Vice President of the Advisor. He is based in London.

William Leung—Mr. Leung has been with CNS Asia since 2012 and currently serves as Senior Vice President of the Advisor. He is based in Hong Kong.

Ji Zhang—Ms. Zhang joined the Advisor in 2018 and currently serves as Senior Vice President of the Advisor. Ms. Zhang is a Chartered Financial Analyst charterholder. She is based in New York.

Jon Cheigh—Mr. Cheigh joined the Advisor in 2005 and currently serves as Chief Investment Officer and Executive Vice President of the Advisor. He is based in New York.

Jason Yablon—Mr. Yablon joined the Advisor in 2004 and currently serves as Executive Vice President of the Advisor. He is based in New York.

The Advisor utilizes a team-based approach in managing the Fund. Messers. Quirijns, Leung, Cheigh and Yablon and Ms. Zhang direct and supervise the execution of the Fund’s investment strategy, and lead and guide the other members of the investment team. All of the Fund’s portfolio managers collaborate with respect to the process for allocating the Fund’s assets among the various sectors and industries.

The SAI contains additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

In addition, the “Accounts Managed” table of the section titled “Investment Advisory and Other Services—Portfolio Managers” of the Fund’s Statement of Additional Information is hereby revised with respect to the Fund as follows:

	Number of Other Accounts Managed and Assets ($mm) by Account Type
	Registered Investment Companies		Other Pooled Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
International Realty Fund*
Rogier Quirijns	1	$1,847	34	$6,047	21	$6,948	(1)
William Leung	1	$1,847	33	$5,925	18	$6,518	(1)
Ji Zhang	1	$1,847	31	$4,333	24	$7,146
Jon Cheigh	5	$14,428	32	$4,455	22	$6,894
Jason Yablon	12	$26,172	16	$8,782	36	$5,706	(2)

*	Other accounts managed data as of July 31, 2023.
(1)	One “Other Accounts”, with total assets of $250 million as of July 31, 2023, is subject to performance based fees.
(2)	Two “Other Accounts”, with total assets of $250 million as of July 31, 2023, are subject to performance based fees.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

IRFSUMPRO – 9.2023